Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations	The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,

(in millions €, except per share data)	2024	2023	2022
Profit attributable to ordinary equity holders of the parent for basic earnings	(665.3)	930.3	9,434.4
Weighted average number of ordinary shares outstanding for basic EPS	240.4	240.6	243.3
Effects of dilution from share options	—	2.1	6.5
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	240.4	242.7	249.8
Earnings / (Loss) per share
Basic earnings / (loss) per share	(2.77)	3.87	38.78
Diluted earnings / (loss) per share	(2.77)	3.83	37.77